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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

PLEASE CHECK BACK SOON FOR NEWS UPDATES ON THE ZEA CAPITAL FUND.

June 22nd, 2010 by Zea Capital Categories: News

We want to welcome you to our new website. Look around and learn more about the Zea Capital Fund. You can find a meeting that's scheduled in your area by clicking on the map of Iowa on the right side of the page, and you can also use the RSVP form to signup right here & now.

EVENT RSVP

Join us for an event in your community.

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INVESTOR MEETINGS

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CALENDAR OF EVENTS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

ZEA CAPITAL

FORMED BY IOWA CORN GROWERS ASSOCIATION

Invest in Main Street, not Wall Street.

SEARCH

Home | About Us | Investor Opportunities | Funding Opportunities | Investor Information | Calendar of Events | News | Contact Us

The Zea Capital Fund is a closed-end fund which will operate as a business development company (BDC) and invest in securities of private companies, primarily located in Iowa and surrounding states. Zea Capital may be an opportunity that could help strengthen your long-term financial position and diversify your investment holdings among asset classes. An investment in the Fund could help local companies grow, enhance local community and economic development and help create local jobs. The Fund was formed by the Iowa Corn Growers Association (ICGA) and AAVIN Equity Advisors will manage the Fund's investments. The ICGA is not participating in or passing on the suitability or advisability of this offering, and the Fund' operations will be overseen by a separate Board of Directors – not the ICGA.



Invest in Main Street, not Wall Street.

INVESTOR OPPORTUNITIES

Learn how you could potentially strengthen your long-term financial position while indirectly helping to finance the growth of Midwestern companies, strengthen regional community and economic development, and create local jobs. >>

COMMUNITY MEETINGS

Be among the first Iowans to learn more about this exclusive opportunity by attending a community meeting near you this summer. Find meeting dates and locations here. > >

NEWS

Please check back soon for news updates on the Zea Capital Fund.

We want to welcome you to our new website. Look around and learn more about the Zea Capital Fund. You can find a meeting that's scheduled in your area by clicking on the map of Iowa on the right side of the page, and you can also use the RSVP form to signup right here & now. Read More >>

Edit

EVENT RSVP

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INVESTOR MEETINGS

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Contact Us | Privacy Policy | Site Map | Admin Login | Website design by HRB

Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither these materials nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

ABOUT US



There is another strategy for generating long-term growth, besides investments in Wall Street or the stock and bond markets. That strategy is to invest in the long-term growth potential of privately-held companies—companies located on Main Street, not Wall Street.

Typically, the opportunity to invest in funds that pursue this strategy is available only to very wealthy individuals and large institutional investors.

Now, through Zea Capital Fund—formed by the Iowa Corn Growers Association and managed by AAVIN Equity Advisors— the opportunity is available to you and your family.

The Zea Capital Fund is a closed-end fund which will operate as a business development company (BDC) . It will invest in privately-held companies, not companies listed on a stock exchange, using a strategy much like the strategy employed by traditional private equity funds.

It's an opportunity that may allow you to diversify your investment holdings among asset classes. An investment in the Fund may also provide a tool for your family's legacy financial planning.

Learn more about the Zea Capital Fund:

- Investment Manager
- Board of Directors
- Sponsors
- Broker/Dealer
- FAQ

EVENT RSVP

Join us for an event in your community.

RSVP today!

INVESTOR MEETINGS

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CALENDAR OF EVENTS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

INVESTMENT ADVISER

AAVIN
Private Equity | Growth Capital

Zea Capital Fund selected AAVIN Equity Advisors, located in Cedar Rapids, Iowa, as its investment adviser based on the firm's experience and performance history in private company investments, its investment strategy, its focus on Midwest businesses, and its deep roots in middle America.

Click on the video to see some of the past companies AAVIN Equity Advisors has invested in.


00:00
00:00

EXPERIENCED INVESTMENT MANAGERS



James D. Thorp, Managing Partner | Eric M. Hender, Senior Partner | Kirk E. Kaalberg, Senior Partner | Paul D. Rhines, Senior Partner | Thies O. Kolln, Partner

AAVIN's principals have extensive private equity investment management experience with nearly three decades of history in serving as lead investors in private equity and venture capital financings. AAVIN's five-member investment team has over 145 years of combined investment and business development experience. Funds managed by one or more of AAVIN's principals have made investments in over 125 companies through their managed investment vehicles including four previous private equity funds:

1. AAVIN Equity Partners I, LP
formed 2000, raised $47 million

2. Allsop Venture Partners III LP
formed 1987, raised $60 million

3. R.W. Allsop & Associates II LP
formed 1983, raised $25 million

4. R.W. Allsop & Associates LP
formed 1981, raised $20 million

INVESTMENT STRATEGY

AAVIN's investment strategy is focused on:

- **Smaller companies with lower financing needs.** Because AAVIN believes there are better opportunities to build small companies than there are to build large ones, AAVIN targets companies seeking less than $5 million in financing.
- **An underserved geographic area.** AAVIN's investment activities are concentrated in the Midwest (Iowa and surrounding states). AAVIN believes that the capital needs of companies in this region are underserved, and, therefore a favorable opportunity may exist for sourcing deals with attractive growth potential. 70% to 80% of AAVIN investments to date have been within the Midwest.
- **Strong management teams.** AAVIN believes that the most important criterion in evaluating attractive investment opportunities is the quality of the company's management team. AAVIN looks for management teams with a proven track record, resourcefulness in problem solving, the ability to attract quality personnel, and a strong desire for success.
- **An active leadership role.** Through experience, AAVIN has found that better returns can be generated in companies where a private equity team assumes a leadership role, by serving as lead investor, assuming a Board position in the company, or both. Currently, AAVIN has Board responsibilities in all of its portfolio companies. Additionally, the funds managed by AAVIN's principals have served as lead investor more than 70% of the time.
- **Value-added involvement.** AAVIN proactively supports its portfolio companies through value-added expertise and assistance in such critical areas as management selection and/or change, business model/plan review, market strategy and analysis, capital structure, and financing strategies. AAVIN believes that this involvement positively influences the ultimate returns earned.
- **Diversification.** AAVIN fund portfolios are diversified by sector, industry, and company stage of development (i.e., ranging from established companies, to growth companies requiring expansion capital, to buyouts and/or recapitalizations). AAVIN exercises a high level of management discipline and adjusts its mix of investments in any fund depending on the prevailing investment environment and market cycles during the life of a fund.

ZEA CAPITAL FUND PROSPECTIVE PORTFOLIO

Zea Capital Fund is targeting $60 to $80 million in investor capital to create a portfolio of growth and private company investments. Consistent with AAVIN's investment strategy, the Fund is expected to have the following characteristics assuming normal economic conditions.

Number of companies

- 20 to 25 portfolio companies

Size of targeted portfolio companies

- Average pre-investment valuations of $5 to $10 million

AAVIN leadership roles

- Board responsibilities in nearly all portfolio companies
- Lead investor in the majority of the financings

Midwest geographic emphasis

- 70% to 80% invested in companies located in Midwest states (Iowa and surrounding states)

Company diversification

- Approximately 50% growth investments
  - Late stage growth companies that have proven their ability to generate sales but may not yet be profitable or able to generate sufficient cash flow to fund their growth.
- Approximately 50% buy-outs, recapitalizations and special situation investments
  - Typically these are established companies with a history of generating profit and cash.

Sector diversification

- No sector* representing over 25% of the portfolio (*as classified by the 2007 North American Industry Classification System.)
- 7 to 10 industries targeted

CONTACT:

Zea Capital Fund Management:
AAVIN Equity Advisors
118 3rd Ave SE
Suite 630
Cedar Rapids, IA 52401
Phone: (319) 247-1072
Fax: (319) 363-9519

EVENT RSVP

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INVESTOR MEETINGS

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CALENDAR OF EVENTS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

BOARD OF DIRECTORS

MARY L. ELWORTH
INDEPENDENT DIRECTOR AND CHAIRMAN SINCE 2009

- Founder, VisionPoint Group Ltd. (business consultancy group) since 1993
- Investment Banker and Consultant, Harney Partners (investment banking and financial consultation business) from 2004 to 2006
- Investment Banker and Consultant, Hoganson Venture Group (investment banking and financial consultation business) from 1997 to 2004

Ms. Elworth's experience as a board member, business consultant and investment banker for companies of the size that are our investment focus, provides our Board with direct experience in evaluating the types of companies in which the Fund intends to invest.

GLEN A. MOELLER
INDEPENDENT DIRECTOR SINCE 2009

- Co-owner and Operator, Moeller Farms, Ltd. (family farm) since 1974
- Co-owner, Agricultural Resource Management Services, LLC (management consulting business) since 2004
- Owner and Broker, Premier Futures, LLC (commodity brokerage business) since 1994
- Minority Owner, Daytrotter Media, LLC (a music promotional website business) since 2006
- Co-owner, Meadowlark Development, LLC (a real estate development company) since 2004

Mr. Moeller's diversified experience, which includes agricultural operations and investment in a number of real estate development and smaller businesses, adds significantly to our Board's oversight of our investment program. That experience, from a business operator's point of view, qualifies Mr. Moeller to serve as a director.

W. MARK ROSENBURY
INDEPENDENT DIRECTOR SINCE 2009

- President, Countryside Renewable Energy, Inc. (ethanol holding company) from 2006 to 2007
- Senior Vice President and Chief Administrative Officer, Terra Industries, Inc. (fertilizer and industrial products manufacturer) from 1999 to 2006

Mr. Rosenbury's direct experience as a senior operating and financial manager of a NYSE-listed agribusiness, whose fertilizer products were primarily distributed to customers in Iowa and surrounding states, enhances our Board's ability to evaluate the management and operations of our portfolio companies.

MAURICE R. RUSSELL
INDEPENDENT DIRECTOR SINCE 2009

- Founder and President, Russell Consulting Group of Panora, Iowa (consulting group specializing in risk management, business planning, feasibility analysis and performance compensation) since 1998
- Division President-Branch Lending, Farm Credit Services from 1971 to 1997

Mr. Russell's experience advising smaller companies, in particular agribusinesses, on business planning and risk management, provides our Board with valuable insight. His more than 20-years of experience in bank lending in the Midwest provides additional expertise respecting the creditworthiness of our portfolio companies.

ROGER K. SCHOLTEN
INDEPENDENT DIRECTOR SINCE 2009

- Senior Vice President, General Counsel and Secretary, Champion Enterprises, Inc. (manufacturer of residential and commercial structures) since 2007
- Senior Vice President and General Counsel, Maytag Corporation from 2001 to 2006

Mr. Scholten's extensive experience as in-house counsel with large manufacturing companies provides our Board with a valuable understanding of how portfolio companies must operate within the sometimes complex legal and regulatory environments in which they operate. His experience with legal and compliance matters also provides the Board with relevant experience in terms of the Board's duty to oversee our compliance program.

JOE B. SLAVENS
INDEPENDENT DIRECTOR SINCE 2009

- CEO (since 2002) and President (since 1999), Northwest Bank & Trust Company
- President, Northwest Investment Corp. (holding company for Northwest Bank & Trust Company) since 2002

Mr. Slavens' extensive experience as President and CEO of a bank and bank holding company in the Midwest provides our Board with direct experience in the evaluation of portfolio companies' creditworthiness. In addition, as a board member and CEO of highly regulated businesses, Mr. Slavens brings an understanding of disciplined financial reporting and compliance to his service on our Board.

ALAN L. WELLS
INDEPENDENT DIRECTOR SINCE 2009

- Former CEO, President and Chairman of the Board of Directors, Iowa Telecom (Iowa based telecommunications provider) since 2002
- President and Chief Operating Officer, Iowa Telecom from 1999 to 2002
- Senior Vice President and CFO, MidAmerican Energy Holdings Company (energy producer, supplier and global leader in energy production), from 1997 to 1999

Mr. Wells' direct executive experience in the telecom and energy industries provides our Board with insight into the challenges our portfolio companies' management teams will face. As the CEO of a NYSE-traded company, Mr. Wells brings public company board experience to our Board.

BRIAN R. JONES
DIRECTOR SINCE 2009

- Chief Operating Officer, Iowa Corn Opportunities, LLC ("ICO"), since 2007
- Research and Business Development Manager, Iowa Corn Growers Association ("ICGA") / Iowa Corn Promotion Board (Since 2003)
- Agricultural Business Management Consultant, Context Network (agricultural consulting firm) from 2000 to 2003
- Supply Planning Analyst, Pioneer Hi-Bred International (commercial and parent corn production company) from 1998 to 2001

Mr. Jones' experience with investing in smaller companies directly correlates to the Fund's intended investment activities. Additionally, Mr. Jones' direct experience with smaller Midwestern companies in a variety of industries will assist the Board in evaluating the operations and management of our target portfolio companies.

PAMELA G. JOHNSON
DIRECTOR SINCE 2009

- President, Iowa Corn Opportunities, LLC since 2007
- Director, NCGA, since 2009
- Chair, Iowa Corn Promotion Board, 2005 to 2006
- Co-owner and operator, Johnson Country Acres, Ltd. (family farm) since 1978

Ms. Johnson's experience with Midwestern agriculture provides our Board with insight into the environments in which many of our portfolio companies will operate.

THIES O. KÖLLN
DIRECTOR, VICE PRESIDENT, TREASURER AND SECRETARY SINCE 2009

- Associate Partner and Partner (since 2004), AAVIN since 2002
- Consultant, Boston Consulting Group (business strategy consulting firm) from 2000 to 2002
- Attorney, Kirkland & Ellis (law firm) from 1996 to 1999

Mr. Kölln's experience in the venture capital industry and as a practicing lawyer are skills directly related to both his role as a portfolio manager for the Adviser and as a member of the Board.

JAMES D. THORP
DIRECTOR AND PRESIDENT SINCE 2009

- Co-Founder and Managing Member of AAVIN since 1999
- Principal, Allsop Venture Partners, L.P. (private equity and venture capital firm) from 1993 to 1999

Mr. Thorp's experience in the venture capital industry and as a manger of a BDC are skills directly related to both his role as a portfolio manager for the Adviser and as a member of the Board.

INVESTMENT FUND MANAGERS

ERIC M. HENDER
VICE PRESIDENT SINCE 2009

- Co-Founder and Senior Partner of AAVIN since 1999
- Managing Member, Marshall Venture Capital, L.C. (venture capital and private equity fund) since 1997

KIRK E. KAALBERG
VICE PRESIDENT SINCE 2009

- Senior Partner of AAVIN since 1999
- Co-Founder and President, McLeodUSA (telecommunications company) from 1992 to 1999

THIES O. KÖLLN
DIRECTOR, VICE PRESIDENT, TREASURER AND SECRETARY SINCE 2009

- Associate Partner and Partner (since 2004), AAVIN since 2002
- Consultant, Boston Consulting Group (business strategy consulting firm) from 2000 to 2002
- Attorney, Kirkland & Ellis (law firm) from 1996 to 1999

Mr. Kölln's experience in the venture capital industry and as a practicing lawyer are skills directly related to both his role as a portfolio manager for the Adviser and as a member of the Board.

PAUL D. RHINES
VICE PRESIDENT SINCE 2009

- Senior Partner of AAVIN since 2000
- General Partner and Executive Officer, Marshall Venture Capital Fund, L.C. (venture capital and private equity fund) since 1998
- General Partner and Executive Officer, Allsop Venture Partners (venture capital and private equity fund) since 1981

JAMES D. THORP
DIRECTOR AND PRESIDENT SINCE 2009

- Co-Founder and Managing Member of AAVIN since 1999
- Principal, Allsop Venture Partners, L.P. (private equity and venture capital firm) from 1993 to 1999

Mr. Thorp's experience in the venture capital industry and as a manger of a BDC are skills directly related to both his role as a portfolio manager for the Adviser and as a member of the Board.

EVENT RSVP

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INVESTOR MEETINGS

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CALENDAR OF EVENTS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

SPONSOR

Iowa Corn Growers Association (ICGA), with nearly 6,500 members, is the country's oldest and largest state corn grower organization. Its mission is to create opportunities for long-term Iowa corn grower profitability.

The Association fulfills its mission through lobbying and legislative efforts targeting everyday concerns that directly affect corn growers and their livelihood, including environmental and livestock issues, transportation needs, ethanol production, and the Farm Bill.

Now, ICGA is sponsoring a new benefit for its members—the Zea Capital Fund.

Click on the video to hear why ICGA formed the Zea Capital Fund.


IOWA CORN
Creating Opportunities for Long-Term Iowa Corn Grower Profitability
Craig Floss - CEO
Iowa Corn Growers Association
& Iowa Corn Promotion Board
00:00
00:00

Why was Zea Capital Fund formed?
ICGA members told the association that they need a wealth-building and potential legacy-planning investment option that could enhance their long-term financial planning.

The Zea Capital Fund, formed by the Iowa Corn Growers Association (ICGA), will operate as a business development company and will primarily invest in securities of private companies. It offers investors the opportunity to utilize an investment strategy typically available only to very wealthy individuals and large institutional investors.

A fund that invests in privately-owned companies enables investors to participate in the long-term growth potential of companies not listed on a public stock exchange. This strategy does carry risks. However, it can offer to investors both portfolio diversification to manage the risks and the potential to outperform traditional market returns over time.

The Zea Capital Fund will focus on investments in privately-owned companies in Middle America. By investing, you could be helping to finance the growth of Midwest companies, strengthen community and economic development, and create local jobs—all with the potential for favorable investment returns. Few other funds that utilize a private equity strategy have this geographic/regional focus.

That's why we say: Invest in Main Street, not Wall Street.



What is ICGA's involvement with Zea Capital?
ICGA organized the Zea Capital Fund through a subsidiary, which elected a Board of Directors for the Fund. The Board conducted an extensive review and assessment of more than a dozen possible investment advisers. AAVIN Equity Advisors, based in Cedar Rapids, Iowa, was selected based on its experience, track record in private company investments, investment strategy, focus on the Midwest, and its deep roots in Iowa.

Beyond its initial organizational role and limited ongoing involvement, ICGA will have no direct control over the investment adviser or investment strategy for the Fund. ICGA can offer no assurances about the suitability or advisability of investing in the Fund. Zea's operations will be overseen by its Board of Directors and AAVIN Investment Advisors—not the ICGA. The sponsoring subsidiary of ICGA owns units in the Fund and has an option to acquire more, but has no commitment to provide ongoing financial support to Zea.

Why is the Zea Capital Fund available only to members of ICGA and affiliated associations in other states?
The Board of Directors of Zea Capital considers its partnership with ICGA and other state corn grower associations to be a strong contributor to the Fund's success. The ICGA believes that its members and those of affiliated associations in other states should have access to unique benefits that are not available to non-members.

Membership is open to all.

Why the name Zea Capital?
The name Zea was selected because of the formation of Zea by the Iowa Corn Grower's Association, and a desire to maintain that identification in the name of the Fund. The Latin term for corn is *zea mays*, hence the name Zea Capital Fund.

EVENT RSVP

Join us for an event in your community.

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INVESTOR MEETINGS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

BROKER DEALER

NATIONS FINANCIAL GROUP INC
BUILDING TRUST • CREATING WEALTH

An investment in the Zea Capital Fund must be made through a qualified placement agent or qualified selling agent. Please contact Nations Financial Group at 1-800-351-2471 for more information or to request a prospectus.

Zea Capital Fund
4000 River Ridge Drive NE
Cedar Ridge, IA 52402
1-800-506-7971
zea@nationsfg.com

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

FAQ

What is the mission of the Zea Capital Fund?
The mission of Zea Capital Fund is to provide members of the Iowa Corn Growers Association, members of other affiliated associations and other investors with an opportunity to realize favorable risk-adjusted returns via a portfolio of investments in private companies with strong growth and valuation potential, while helping to grow Midwest firms and their local economies.

What is Zea Capital's investment objective?
Zea Capital Fund's investment objective is long-term capital appreciation for its investors. The Fund will seek to achieve this objective by investing primarily in stock of private companies. Zea will focus on smaller investment opportunities with the majority of financings in companies seeking less than $5 million. There can be no assurance that the Fund will achieve its investment objective.

Why did the Iowa Corn Growers Association (ICGA) form the Zea Capital Fund?
ICGA members told the association that they need a wealth-building and potential legacy-planning investment option that could enhance their long-term financial planning. Zea Capital offers investors the opportunity to utilize an investment strategy typically available only to very wealthy individuals and large institutional investors. Zea Capital Fund is a closed-end fund that will operate as a BDC and primarily invest in securities of private companies.

Why do I need to be a member of the ICGA (or another state's association) to invest in Zea?
The Board of Directors of Zea Capital considers its partnership with ICGA and other state corn grower associations to be a strong contributor to the Fund's success. The ICGA believes that its members and those of affiliated associations in other states should have access to unique benefits that are not available to non-members.

Who will manage the investments in the Zea Capital Fund?
The Zea Capital Fund will be managed by AAVIN Equity Advisors, LLC, a registered investment adviser located in Cedar Rapids, Iowa.

How was AAVIN selected as the investment adviser for the Zea Capital Fund?
ICGA organized the Zea Capital Fund through a subsidiary, which elected a Board of Directors for the Fund. The Board conducted an extensive review and assessment of more than a dozen possible investment advisers. AAVIN Equity Advisors, based in Cedar Rapids, Iowa, was selected based on its experience, track record in private company investments, investment strategy, focus on the Midwest, and its deep roots in Iowa.

What types of companies will Zea invest in? Will the Fund be limited to agricultural and corn-related businesses?
Zea Capital will invest in private companies located primarily in the Midwest. The Fund intends to invest across a variety of industries including manufacturing, distribution, business services, consumer products and retail, telecommunications, financial services, healthcare products and services, and agriculture related products and services. It will not be limited to corn-related and agricultural businesses.



What types of securities will the Fund invest in?
The Fund will primarily invest in privately-issued preferred stock, common stock and subordinated debt with equity features, such as warrants or conversion privileges.

Will AAVIN be confined to any particular geography when looking for investment opportunities?
No. However, Zea intends to make the majority of its investments in privately-held companies located primarily in the Midwest, including Iowa and surrounding states.

What is the private equity strategy?
Zea will operate as a business development company and pursue a private equity investment strategy. Traditional private equity funds usually invest capital in a portfolio of privately-owned (not publicly listed or traded), companies. These investments are made in a series of separately negotiated transactions with the portfolio companies and are typically made over the course of four to six years. In contrast to publicly traded stocks and bonds, private equity funds are classified as "alternative assets," along with real estate and other illiquid investments.

How do I make an investment in Zea Capital?
An investment in the Zea Capital Fund must be made through a qualified placement agent or qualified selling agent. Please contact Nations Financial Group at 1-800-351-2471 for more information or to request a prospectus or go to zeacapital.com/contact-us.

What is the minimum investment?
Units are intended for retail investors and require an individual minimum investment of $25,000. Zea must receive aggregate subscriptions for at least 2,400,000 units ($30 million) before Zea will effect the offering. The subscriptions will remain in an escrow account until 2,400,000 units are sold.

Can I direct retirement funds and IRA contributions toward an investment in Zea Capital?
Yes, you can. An investment in Zea can be held in self-directed IRAs, Roth IRAs and certain other qualified retirement plans.

What are the requirements for investing in Zea Capital?
Zea is a public offering and is open to investors in selected states where it has registered its securities for sale. Investors must meet various suitability requirements as determined by the selling agent. For example, Iowa residents must have:

- either an annual gross income of at least $70,000 and net worth of at least $70,000, or net worth of at least $250,000, and
- no more than 10% of their net worth in the Fund.

"Net worth" does not include the value of one's home, home furnishings or automobiles.

Investors must be or become a member of ICGA or other NCGA-affiliated state association prior to investing in the Fund.

An investment in the Fund must also be otherwise suitable for an investor in light of the investor's age, investment objectives and financial needs.

What is the liquidity of the Zea Capital investment?
The Fund will not be listed on any stock exchange. No market will develop for Zea units, and transferability of the units is restricted. Therefore, you should consider an investment in Zea as long-term in nature and invest only if you believe you will hold the units throughout the expected life of the fund.

Can I transfer Zea Capital units?
Transfers may be permitted with certain restrictions. In order to maintain partnership taxation status, Zea must restrict the number of units which may be transferred in any one fiscal year to 2% of the outstanding total units (subject to certain exclusions). For example, if 4,800,000 units are issued in the offering, no more than 96,000 units could be transferred in any fiscal year. Any proposed transfer is subject to the conditions and restrictions on transfer provided in Zea's Operating Agreement.



How is an investment in Zea Capital unique?
An investment in Zea is unique in that it allows individuals with modestly-sized investment portfolios the opportunity to participate in a business development company investing in private companies, without the high upfront minimum investment requirements often imposed by funds using the private equity strategy. Historically, private funds that invest in a portfolio of private companies have only been available to high net worth individuals and institutions. Zea, through its business development company structure, is organized to accommodate a large number of smaller investors.

What is a business development company?
A business development company (BDC) is a special type of investment company formed under the Investment Company Act of 1940, and registered under the Securities Exchange Act of 1934. BDCs primarily invest in small, privately-owned companies.

Why the name Zea Capital?
The name Zea was selected because of the formation of Zea by the Iowa Corn Growers Association, and a desire to maintain that identification in the name of the Fund. The Latin term for corn is *zea mays*, hence the name Zea Capital Fund.

Who do I contact if I have questions about the Zea Capital Fund?
The best way to receive information about the Zea Capital Fund is to contact Nations Financial Group at 1-800-351-2471. You may also send an email to zea@zeacapital.com or call 1-800-806-7971.

What are the risks associated with investing in Zea Capital?
There can be no assurance that the Fund's investment objective will be achieved. Distributions are not guaranteed. This investment is subject to substantial risks as described in its prospectus, including, but not limited to:

- The Fund has no operating history and is dependent upon AAVIN's personnel for its success.
- The incentive fee payable to AAVIN creates incentives, which may conflict with investors' interests.
- The Fund's affiliations, such as with the ICGA, may create conflicts of interest.
- As a BDC, the Fund will be limited in its ability to engage in transactions with affiliates, and it will face restrictions in its investments.
- The Fund's initial investments may not return enough to fund ongoing expenses, so investors' capital will be used to pay management fees and other expenses in years before the Fund is able to realize gains on its primary investments.
- It will take several years for the Fund to fully invest its capital, and the Fund has not identified any investments.
- The Fund's portfolio investments will be valued at fair value as determined in good faith by its Board of Directors, and as a result, there will be uncertainty as to the value of the Fund's assets.
- When the Fund is a minority investor, it will not be able to control a portfolio company's operations.
- The Fund's investments will be illiquid, which means if it needs to liquidate an investment, its ability to do so will be impaired and the price which it can receive could be reduced.
- Changes in laws or regulations applicable to the Fund could significantly affect the Fund's operations and the cost of doing business.
- It is possible that distributions may be less than the original mount invested.
- There is no public market for this investment.
- Substantial fees will be paid to the affiliated sponsor.
- The Fund is subject to special risks associated with small-company private financings such as:
  - The possibility of portfolio company declining performance or failure.
  - The possibility that growth expectations will not be met.
  - The possibility of declining general economic conditions.
  - The possibility of declining sector/industry conditions.
  - The possibility of exit strategy failure.
- AAVIN has no prior fund managment experience with a vehicle organized as a BDC.
- The Fund is subject to other risks as described in the prospectus.

What are the fees associated with investing in Zea Capital?
Management Fees and Performance Sharing
The investment adviser will be paid 2.5% of the Fund's net asset value per year as a management fee. The investment adviser will be paid 20% of the Fund's capital gains, after investors first receive a priority return of 8% per year.

Sales Commission

- For sales to investors who are members of a state association before the offering, the Fund will pay the selling party a commission of 5% per Unit purchased.
- For sales to investors who were not previously members of a state association, the Fund will pay the selling agent a commission of 6% per Unit purchased.
- For sales to investors who purchase through a selling party that was introduced to the placement agent by a wholesaler, the Fund will pay an additional commission of up to 2% per Unit to the wholesaler.
- Selling party compensation may be reduced in some cases as described in the prospectus.

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

INVESTOR OPPORTUNITIES

Invest in Main Street, not Wall Street



There is another strategy for generating long-term growth, besides investments in Wall Street or the stock and bond markets. That strategy is to invest in the long-term growth potential of privately-held companies —companies located on Main Street, not Wall Street.

Typically, the opportunity to invest in funds that pursue this strategy is available only to very wealthy individuals and large institutional investors.

Now, by investing in the Zea Capital Fund—formed by the Iowa Corn Growers Association and managed by AAVIN Equity Advisors— that opportunity is available to you and your family.

The Zea Capital Fund is a closed-end fund which will operate as a business development company (BDC). It will invest in privately-held companies, not companies listed on a stock exchange, using a strategy much like the strategy employed by traditional private equity funds.

It's an opportunity that may allow you to diversify your investment holdings among asset classes. An investment in the Fund may also provide a tool for your family's legacy financial planning.

Why Private Equity?
Zea Capital: Iowa-based, Midwest-focused

WHY PRIVATE COMPANIES?

The Fund will primarily invest in private companies. Unlike many investment funds which primarily invest in public companies whose shares are listed on a public stock exchange.

Our BDC structure and focus on private companies will allow investors to participate in the long-term growth potential and the risk of private companies, just as stock market investors participate in the long-term growth potential and the risks of public companies based on the number of shares they own.

Funds that invest in private companies should be viewed as long term investments. They almost always experience declines in asset values in early years due to expenses and early investment losses. Investors must be prepared to weather early declines.

For these reasons, investors should be prepared to commit their investment capital for the full duration of a fund— generally 10 years or longer.

For investors able to afford and tolerate risk and illiquidity, funds investing in private companies (like Zea Capital) can provide:

- **Greater portfolio diversification:** investors gain access to an asset class not typically available to most individual investors.
- **Professional management:** fund managers typically perform extensive due diligence before investing and remain continually involved in building the value of the businesses.

[Back to top]

WHY ZEA CAPITAL FUND?

The Zea Capital Fund is a BDC that will invest in private companies. It is available to the members of the Iowa Corn Growers Association (ICGA) or other affiliated state corn growers associations. Membership in the ICGA is open to all.

The ICGA formed the Fund as a direct response to member requests for an investment option that could offer another tool for a family's long-term financial planning.

The ICGA is not participating in passing on the suitability of an investment in the Fund for any investor. Zea's operations will be overseen by its Board of Directors and investment adviser—not the ICGA.

IOWA-BASED, MIDWEST-FOCUSED

Zea Capital Fund was designed with middle America in mind. Our investment team is based in Iowa and has deep roots in our community. AAVIN Equity Advisors, located in Cedar Rapids, will serve as investment adviser for the Fund, responsible for identifying and managing the Fund's investments.

What's more, Zea Capital Fund will focus primarily on investing in companies located in the Midwest, including Iowa and surrounding states. The Fund expects to identify and invest in 20 to 25 privately-held companies located in this region, across a range of industries.

By investing in Zea Capital Fund, you could be helping to finance the growth of Midwestern companies, strengthen regional community and economic development, and create local jobs— with the potential for favorable investment returns.

You should carefully review Zea's prospectus, which describes in more detail the risks associated with this proposed investment program and the expenses you would pay as an investor.

That's why we say:
Invest in Main Street, not Wall Street.
[Back to top]

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31						

Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither these materials nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

ZEA CAPITAL FUND LLC INVESTMENT RISKS

There can be no assurance that the Fund's investment objective will be achieved. Distributions are not guaranteed. This investment is subject to substantial risks as described in its prospectus, including, but not limited to:

- The Fund has no operating history and is dependent upon AAVIN's personnel for its success.
- The incentive fee payable to AAVIN creates incentives, which may conflict with investors' interests.
- The Fund's affiliations, such as with the ICGA, may create conflicts of interest.
- As a BDC, the Fund will be limited in its ability to engage in transactions with affiliates, and it will face restrictions in its investments.
- The Fund's initial investments may not return enough to fund ongoing expenses, so investors' capital will be used to pay management fees and other expenses in years before the Fund is able to realize gains on its primary investments.
- It will take several years for the Fund to fully invest its capital, and the Fund has not identified any investments.
- The Fund's portfolio investments will be valued at fair value as determined in good faith by its Board of Directors, and as a result, there will be uncertainty as to the value of the Fund's assets.
- When the Fund is a minority investor, it will not be able to control a portfolio company's operations.
- The Fund's investments will be illiquid, which means if it needs to liquidate an investment, its ability to do so will be impaired and the price which it can receive could be reduced.
- Changes in laws or regulations applicable to the Fund could significantly affect the Fund's operations and the cost of doing business.
- It is possible that distributions may be less than the original amount invested.
- There is no public market for this investment.
- Substantial fees will be paid to the affiliated sponsor.
- The Fund is subject to special risks associated with small-company private financings such as:
  - The possibility of portfolio company declining performance or failure.
  - The possibility that growth expectations will not be met.
  - The possibility of declining general economic conditions.
  - The possibility of declining sector/industry conditions.
  - The possibility of exit strategy failure.
- AAVIN has no prior fund management experience with a vehicle organized as a BDC.
- The Fund is subject to other risks as described in the prospectus.

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31						

Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither these materials nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

FUNDING OPPORTUNITIES



The Zea Capital Fund intends to invest in private companies located primarily in the Midwest. The Fund intends to invest across a variety of industries including manufacturing, distribution, business services, consumer products and retail, telecommunications, financial services, healthcare products and services, and agriculture related products and services. It will not be limited to corn-related and agricultural businesses.

The Fund intends to primarily invest in privately-issued preferred stock, common stock and subordinated debt with equity features, such as warrants or conversion privileges.

The Zea Capital Fund is not limited to any particular geography, however, it intends to make the majority of its investments in privately-held companies located primarily in the Midwest, including Iowa and surrounding states.

- Funding Criteria
- Submit a Business Plan

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

FUNDING CRITERIA



Zea Capital seeks to invest in companies where equity value can be created and realized in three to seven years. Our investment philosophy centers on generating results by partnering with strong management groups to build companies.

The most important criterion in evaluating attractive investment opportunities is the quality of the management team. We look for a proven track record, resourcefulness in problem solving, the ability to attract and retain quality personnel, and a strong desire for success.

We intend to invest in a broad range of industries and prefer companies located in Middle America: the states located between the two major mountain ranges. Our adviser has been active in telecommunications, financial services, consumer products & services, industrial products & manufacturing, medical devices & services, computer & software related companies and many other industries.

We intend to participate with others or act as sole investors. We anticipate that we will serve as lead investors in our investments.

We will prefer to invest in companies that have already begun to generate significant revenues to companies that are more mature. We intend to assist with growth and expansion needs as well as ownership changes and recapitalizations. The financings in which we intend to participate will most often be less than $5 million, but we may consider financings up to $10 million.

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

SUBMIT BUSINESS PLAN

If you would like to submit a business plan for our review, we ask that you provide the following information.


Business Plan

Company Information:

- Company Name
- Company Contact (Name, Title, Phone, Fax, Email)
- Address
- Description
- Website
- Amount of Financing Sought
- Pre-Money Value
- Legal Structure
- Business Plan and Supporting Documentation

Referral Source (if applicable):

- Name
- Address
- Phone
- Fax
- Website
- Email Address

Please email the above information and attachments to zea@zeacapital.com. We look forward to your submission and will contact you upon receipt.

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

ZEA CAPITAL

FORMED BY IOWA CORN GROWERS ASSOCIATION

Invest in Main Street, not Wall Street.

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INVESTOR INFORMATION

Zea Capital Fund Prospectus

Zea Capital Fund Investor Kit

ZEA CAPITAL FUND SPONSOR – IOWA CORN GROWERS ASSOCIATION

Click on the video to hear why ICGA formed the Zea Capital Fund.



IOWA CORN
CRAIG FLOSS - CEO
IOWA CORN GROWERS ASSOCIATION
& IOWA CORN PROMOTION BOARD
00:00
00:00

ZEA CAPITAL FUND INVESTMENT ADVISER – AAVIN EQUITY ADVISORS

Click on the video to see some of the past companies AAVIN- managed funds have invested in.



00:00
00:00

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Contact Us | Privacy Policy | Site Map | Admin Login

Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

CALENDAR OF EVENTS

Please plan to attend one of the many community meetings to be held across Iowa this summer. At the informational meetings you will learn about Zea's investment goals, the risks and expenses of investing, how and why the Fund was developed, and how an investment in the Fund could possibly benefit you.

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Category Key
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- Special Event

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INVESTOR MEETINGS

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CALENDAR OF EVENTS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

ZEA CAPITAL

FORMED BY IOWA CORN GROWERS ASSOCIATION

Invest in Main Street, not Wall Street.

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COMMUNITY MEETINGS

You are invited to an informational meeting to learn more about the Zea Capital Fund. There's no cost or obligation to attend one of the many informational meetings to be held across Iowa this year.

- August 10 - Spencer, Clay County Events Center
- August 12 - Sioux City, Stoney Creek Inn Sioux City
- August 17 - Washington, Washington County Fair Building
- August 18 - Burlington, Catfish Bend Casino - Pzazz! Entertainment Complex
- August 19 - Quad Cities, Isle of Capri Casino
- August 23 - Carroll, American Legion
- August 24 - Cedar Rapids, Cedar Rapids Marriott
- August 25 - Mason City, Holiday Inn
- August 31 - Ames, Hilton Garden Inn
- September 1 - Shenandoah, Elks Lodge
- September 2 - Fort Dodge, Best Western Starlite Village
- September 8 - Marshalltown, Best Western
- September 9 - Creston, Southwestern Community College
- September 14 - Oelwein, Luigis Restaurant & Lounge
- September 16 - Des Moines, Embassy Suites on the River

*Meetings are subject to change.

Please join us for an event in your community.

RSVP TODAY!

EVENT RSVP

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INVESTOR MEETINGS

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CALENDAR OF EVENTS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

ZEA CAPITAL

FORMED BY IOWA CORN GROWERS ASSOCIATION

Invest in Main Street, not Wall Street.

SEARCH

INVESTOR MEETINGS


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INVESTOR MEETINGS

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CALENDAR OF EVENTS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

ZEA CAPITAL

FORMED BY IOWA CORN GROWERS ASSOCIATION

Invest in Main Street, not Wall Street.

SEARCH

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

MEDIA KIT

Welcome to the Zea Capital Fund media room. Here you will find press releases, information about the Fund, the Investment Advisor, the Fund Sponsor and Frequently Asked Questions. You will also find bios for the Zea Capital Board of Directors and dates for the Investor Meetings to be held across Iowa this summer. If you have questions or haven't found what you are looking for, please contact us.

INVESTOR KIT MATERIALS

MEETINGS

BIOS

VIDEOS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

ZEA CAPITAL

FORMED BY IOWA CORN GROWERS ASSOCIATION

Invest in Main Street, not Wall Street.

SEARCH

CONTACT US

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Your Message

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Zea Capital Fund
4000 River Ridge Drive NE
Cedar Rapids, IA 52402
1-800-506-7971
zea@zeacapital.com

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CALENDAR OF EVENTS

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« Prev			July 2010			Next »
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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

PRIVACY POLICY

Thank you for visiting the Zea Capital Fund website. By using this website, you agree to abide by the following terms and conditions. If you do not accept these conditions, do not use this website. The Zea Capital Fund may change this Privacy Policy and User Agreement (Agreement) from time to time, based upon any changes to our website and our users' experience on it. If we make any substantial changes in this Agreement, we will post a prominent announcement on our home page.

The Zea Capital Fund respects the privacy of visitors to this website. This policy describes how and when we gather information from visitors to our website.

AGGREGATE DATA

We generally record certain usage information, such as the number and frequency of visitors to this website. This information may include the websites that you access immediately before and after your visit to our website, the Internet browser you are using, and your IP address. If we use such data at all, it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally. We do employ cookies for users that log into our content management system if they choose to have their web browser keep them logged in.

PERSONALLY IDENTIFIABLE INFORMATION

If you voluntarily submit information to our website, for example, in a request for general information or through the submission of an event registration form, we may record and use any personally identifiable information, such as your name, phone number and e-mail address, for reasonable business purposes including, but not limited to, fulfilling your request. We will not use your personally identifiable information for any other purpose without your permission.

We may use internal service providers to operate our website and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the website, but only for the purpose of performing their duties. These persons may not use your personally identifiable information for any other purpose.

We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures to the government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding. We can (and you authorize us to) disclose any such information in those circumstances.

USER AGREEMENT

RESTRICTIONS ON USE

Copies of any part of this website must not alter the original website content, including all legal notices and legends. Our prior permission is required for (i) any commercial use of materials on this website; (ii) making more than minimal copies of website materials; and (iii) copying large portions of our website, such as by bots, robots or spyders that "harvest" the website. If you seek permission for such use of our website, please contact us at zea@zeacapital.com.

LINKING AND FRAMING

We do not permit others to link to or frame this website or any portion thereof.

Please note that this Privacy Policy and User Agreement applies only to this website and not to other websites that may be accessible from this website via hyperlink. We are responsible only for the content of our own website. We encourage you to review the privacy policies and user agreements of all other websites that you visit.

OWNERSHIP

All content included on this website, such as graphics, logos, articles and other materials, is the property of our organization or others and is protected by copyright and other laws. All trademarks and logos displayed on this website are the property of their respective owners, who may or may not be affiliated with our organization.

SUBMISSIONS

As our website indicates, we welcome your questions about us. Please be advised that any comments, suggestions, ideas or other information that you send to us through our website will not be treated as confidential, and that we will own and have the right to use them as we choose, without payment to you.

INTERNATIONAL USE

Due to the global nature of the Internet, this website may be accessed by users in countries other than the United States. We make no warranties that materials on this website are appropriate or available for use in such locations. If it is illegal or prohibited in your country of origin to access or use this website, then you should not do so. Those who choose to access this site outside the United States do so on their own initiative and are responsible for compliance with all local laws and regulations.

LIMITATIONS OF LIABILITY

We are not responsible for any damages or injury, including but not limited to special or consequential damages, that result from your use of (or inability to use) this website, including any damages or injury caused by any failure of performance, error, omission, interruption, defect, delay in operation, computer virus, line failure, or other computer malfunction. You acknowledge that we provide the contents of this website on an "as is" basis with no warranties of any kind. Your use of this website and use or reliance upon any of the materials on it is solely at your own risk.

GOVERNING LAW

You agree that your use of this website, this Privacy Policy and User Agreement and any disputes relating to any of them shall be governed in all respects by the laws of the State of Iowa. Any dispute relating to the above shall be resolved solely in the state or federal courts located within Iowa.

CONTACT US

Thank you for visiting our website. Please contact us at zea@zeacapital.com if you have any questions about our website or our Privacy Policy and User Agreement.

EVENT RSVP

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INVESTOR MEETINGS

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CALENDAR OF EVENTS

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Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither this website nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.

ZEA CAPITAL FUND LLC
FACT SHEET

ZEA CAPITAL

Eligible Investors	• Investment in the Fund is open to members of the Iowa Corn Growers Association (ICGA) or other state corn growers associations • In some states investors are subject to certain minimum qualifications
Who Should Consider Investing	*Investors seeking:* • Portfolio diversification using an alternative long-term investment strategy that includes private equity investing • Capital appreciation over the life of the Fund • An investment horizon consistent with the liquidity restrictions of the Fund
Investment Objectives	• Pursue long-term capital appreciation for investors • Generate distributable cash to investors
Targeted Fund Size	• Up to $80 million • $30 million to break escrow and commence operations
Investment Structure	• Limited liability company • Closed-end fund operating as a business development company (BDC) under the Investment Company Act of 1940 • Investors are passive unit holders in the Fund • AAVIN Equity Advisors serves as the investment adviser
Minimum Investment	• Minimum investment amount $25,000
Targeted Program Life	Approximately 10 years (may be extended at the discretion of the Board)
Liquidity Restrictions	• No redemptions • Interests in the Fund are transferable, subject to restrictions
Form of Payment	• Cash distributions are not assured; however, they may be paid if the Fund successfully exits individual investments over the Fund's life • Distributions of income may be made annually to the extent available from amounts held in short-term investments

Investment Risks

There can be no assurance that the Fund's investment objective will be achieved. Distributions are not guaranteed. This investment is subject to substantial risks as described in its prospectus, including, but not limited to:

- The Fund has no operating history and is dependent upon AAVIN's personnel for its success.
- The incentive fee payable to AAVIN creates incentives, which may conflict with investors' interests.
- The Fund's affiliations, such as with the ICGA, may create conflicts of interest.
- As a BDC, the Fund will be limited in its ability to engage in transactions with affiliates, and it will face restrictions in its investments.
- The Fund's initial investments may not return enough to fund ongoing expenses, so investors' capital will be used to pay management fees and other expenses in years before the Fund is able to realize gains on its primary investments.
- It will take several years for the Fund to fully invest its capital, and the Fund has not identified any investments.
- The Fund's portfolio investments will be valued at fair value as determined in good faith by its Board of Directors, and as a result, there will be uncertainty as to the value of the Fund's assets.
- When the Fund is a minority investor, it will not be able to control a portfolio company's operations.
- The Fund's investments will be illiquid, which means if it needs to liquidate an investment, its ability to do so will be impaired and the price which it can receive could be reduced.
- Changes in laws or regulations applicable to the Fund could significantly affect the Fund's operations and the cost of doing business.
- It is possible that distributions may be less than the original amount invested.
- There is no public market for this investment.
- Substantial fees will be paid to the affiliated sponsor.
- The Fund is subject to special risks associated with small-company private financings such as:
  - The possibility of portfolio company declining performance or failure.
  - The possibility that growth expectations will not be met.
  - The possibility of declining general economic conditions.
  - The possibility of declining sector/industry conditions.
  - The possibility of exit strategy failure.
- AAVIN has no prior fund managment experience with a vehicle organized as a BDC.
- The Fund is subject to other risks as described in the prospectus.

Zea Capital Fund LLC
Fact Sheet

Investment Types	Buyout and growth equity financings in small-to-lower middle market private companies
Investment Locations	70% to 80% of portfolio investments targeted to the Midwest, including Iowa and surrounding states
Exit Strategies	• Timely sale/disposition of portfolio investments • Merger with or acquisition by another company or companies • Initial public offerings
Management Fees and Performance Sharing	The investment adviser will be paid 2.5% of the Fund's net asset value per year as a management fee. The investment adviser will receive 20% of the Fund's capital gains, after that investors first receive at least an 8% priority return.
Sales Commission	• For sales to investors who are members of a state association before the offering, the Fund will pay the selling party a commission of 5% per Unit purchased. • For sales to investors who were not previously members of a state association, the Fund will pay the selling agent a commission of 6% per Unit purchased. • For sales to investors who purchase through a selling party that was introduced to the placement agent by a wholesaler, the Fund will pay an additional commission of up to 2% per Unit to the wholesaler. • Selling party compensation may be reduced in some cases as described in the prospectus.
Fund Reporting	The Fund will file quarterly reports on Form 10-Q and annual reports on form 10-K with the SEC.
Tax Reporting	Annual K1

Zea Capital Fund LLC (the "Fund") is not offering its securities or soliciting any offer to purchase its securities in any state where the offer or sale is not permitted. The Fund will only offer its securities pursuant to its Prospectus in the form most recently filed with the Securities and Exchange Commission (the "Prospectus"). Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Fund's securities or determined if the information herein or in the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither these materials nor the content herein constitutes an offer to sell or a solicitation of an offer to buy units of the Fund and is not incorporated by reference into the Prospectus. Prospective investors in the Fund should carefully consider the Fund's investment objectives, risks, charges and expenses, which are discussed in the Prospectus, before investing. The Prospectus, which contains this and other information about the Fund, is available and should be read carefully before investing. A copy of the Prospectus may be obtained from Nations Financial Group, Inc. by calling (800) 351-2471 or by writing to 4000 River Ridge Drive NE, Cedar Rapids, Iowa 52402.

Nations Financial Group, Inc. is a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.

Nations Financial Group, Inc. has been engaged to act as lead placement agent of the Fund but is not an affiliate of the Fund, the Iowa Corn Growers Association or AAVIN Equity Advisers, LLC, the manager of the Fund.